Stock-Based Compensation (Number Of Shares And Related Grant Date Fair Value Of PSU) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares base award	0.6
Grant date per share fair value	$ 12.34
Risk-free interest rate		1.90%	[1]	2.70%	[1]
Expected life in years		7 years 2 months 12 days	[1]	7 years	[1]
Expected volatility (over expected life)		34.40%	[1]	33.30%	[1]
Expected dividend yield (over expected life)		4.80%	[1]	4.70%	[1]
Performance Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares base award	0.2	0.3		0.3
Grant date per share fair value	$ 27.60	$ 23.79		$ 25.41
Risk-free interest rate	0.40%	0.40%		1.00%
Expected life in years	3 years	3 years		3 years
Expected volatility (over expected life)	29.10%	35.00%		42.50%
Expected dividend yield (over expected life)	4.20%	4.80%		4.70%
Award Year 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)				51.00%
Payout as a Percent of the Base Award				73.60%
Number of Shares Distributed				0.4
Award Year 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)		46.00%
Payout as a Percent of the Base Award		91.00%
Number of Shares Distributed		0.3
Award Year 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSR Performance Relative to the Peer Group (1%Best)	55.00%
Payout as a Percent of the Base Award	64.20%
Number of Shares Distributed	0.2

[1]	No options were granted in 2013